INVESTMENTS - Equity securities with readily determinable fair values (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 shares	Dec. 31, 2019 USD ($) shares
Equity securities with readily determinable fair values
Equity Securities, FV-NI	¥ 2,908	¥ 89		$ 418
Accor
Equity securities with readily determinable fair values
Number of ordinary shares acquired | shares	282,787	10,782,131	2,309,981
Number of shares held in investment | shares	8,470,677			8,470,677
Equity Securities, FV-NI	¥ 2,770	¥ 3,816
Unrealized losses from fair value		794
Unrealized gain from fair value	¥ 351
Number of ordinary shares sold | shares	4,904,222
Gain On Ordinary Shares Sold	¥ 52
Accor | Maximum
Equity securities with readily determinable fair values
Investment in equity securities (in percentage)	4.00%			4.00%
Other marketable securities
Equity securities with readily determinable fair values
Equity Securities, FV-NI	¥ 138	295
Unrealized losses from fair value	¥ 35	¥ 120